Sales - Other operating income components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Proceeds from the disposal of fixed assets	€ 221	€ 303	€ 180
Income from client collection	101	110	84
Net banking income	79	55	56
Rebilling of network sharing costs	54	50	45
Tax credits and subsidies	31	33	42
Income from universal service	4	5	14
Other income	336	466	339
Total	€ 604	€ 720	€ 580